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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment |_|; Amendment Number: _____
     This Amendment (Check only one.): |_| is a restatement.
                                       |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Hambrecht & Quist Capital Management LLC
Address: 2 Liberty Square, 9th Floor
         Boston, MA 02109

Form 13F File Number: 28-__________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Carolyn P. Haley
Title: Chief Compliance Officer
Phone: 617-772-8500

Signature, Place, and Date of Signing:


/s/ Carolyn P. Haley          Boston, MA        2/13/09
---------------------------  [City, State]      [Date]
     [Signature]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

FORM 13F FILE NUMBER   NAME
28-_________________   _______________________________________________

[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         56

Form 13F Information Table Value Total:   $426,262
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NO.   FORM 13F FILE NUMBER   NAME
___   28-_________________   _________________________________________

[Repeat as necessary.]

                                    FORM 13F

Name of Reporting Manager:
HAMBRECHT & QUIST CAPITAL MANAGEMENT LLC                          (SEC USE ONLY)

Page 1 of 1


                                                                                      COLUMN 6                          COLUMN 8
                                                                                INVESTMENT DISCRETION               VOTING AUTHORITY
                                                            COLUMN 5      --------------------------------              (SHARES)
                         COLUMN 2    COLUMN 3 COLUMN 4 ------------------          (b) SHARED-             COLUMN 7 ----------------
COLUMN 1                 TITLE OF               VALUE  SHARES OR SH/ PUT/           AS DEFINED (c) SHARED-   OTHER   (a)   (b)   (c)
NAME OF ISSUER             CLASS      CUSIP   (x$1000)  PRN AMT  PRN CALL (a) SOLE IN INSTR. V    OTHER    MANAGERS SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
ACADIA
Pharmaceuticals, Inc.     Common    004225108      947 1,052,468 SH         Sole                              NA    Sole
Aetna Inc.                Common    00817Y108    3,278   115,000 SH         Sole                              NA    Sole
Affymax Inc.              Common    00826A109    1,350   135,182 SH         Sole                              NA    Sole
Akorn, Inc.               Common    009728106    3,814 1,658,289 SH         Sole                              NA    Sole
Alexion
Pharmaceuticals, Inc.     Common    015351109   10,050   277,700 SH         Sole                              NA    Sole
Align Technology,
Inc.                      Common    016255101    6,398   731,220 SH         Sole                              NA    Sole
Alkermes, Inc.            Common    01642T108    5,911   555,000 SH         Sole                              NA    Sole
Alnylam
Pharmaceuticals, Inc.     Common    02043Q107    1,303    52,700 SH         Sole                              NA    Sole
Amgen, Inc.               Common    031162100   25,872   448,000 SH         Sole                              NA    Sole
Amylin
Pharmaceuticals, Inc.     Common    032346108    1,465   135,000 SH         Sole                              NA    Sole
Athersys, Inc.            Common    04744L106      360   800,000 SH         Sole                              NA    Sole
Avalon
Pharmaceuticals, Inc.     Common    05346P106      118   405,721 SH         Sole                              NA    Sole
Biogen Idec Inc.          Common    09062X103   17,828   374,300 SH         Sole                              NA    Sole
CardioNet, Inc.           Common    14159L103   21,398   868,088 SH         Sole                              NA    Sole
Catalyst Health
Solutions, Inc.           Common    14888B103    5,562   228,400 SH         Sole                              NA    Sole
Celgene Corp.             Common    151020104   27,695   501,000 SH         Sole                              NA    Sole
Cephalon, Inc.            Common    156708109    5,054    65,600 SH         Sole                              NA    Sole
Cornerstone
Therapeutics, Inc.        Common    21924P103      200    75,627 SH         Sole                              NA    Sole
Cougar
Biotechnology, Inc.       Common    222083107    4,386   168,682 SH         Sole                              NA    Sole
CVS Caremark
Corporation               Common    126650100    9,024   314,000 SH         Sole                              NA    Sole
deCODE Genetics, Inc.      Note     243586AB0       74   700,000 SH         Sole                              NA    Sole
Electro-Optical
Sciences, Inc.            Common    285192100    1,474   440,141 SH         Sole                              NA    Sole
Exelixis, Inc.            Common    30161Q104    5,518 1,099,230 SH         Sole                              NA    Sole
Forest Laboratories,
Inc.                      Common    345838106    5,502   216,000 SH         Sole                              NA    Sole
Genentech, Inc.           Common    368710406   18,083   218,100 SH         Sole                              NA    Sole
Genzyme Corporation       Common    372917104   23,453   353,375 SH         Sole                              NA    Sole
Gilead Sciences, Inc.     Common    375558103   38,560   754,000 SH         Sole                              NA    Sole
Hologic, Inc.             Common    436440101    5,827   445,798 SH         Sole                              NA    Sole
ICON Plc              Sponsored ADR 45103T107    4,607   233,968 SH         Sole                              NA    Sole
IDEXX Laboratories,
Inc.                      Common    45168D104    9,588   265,746 SH         Sole                              NA    Sole
Illumina, Inc.            Common    452327109    6,380   244,900 SH         Sole                              NA    Sole
Intuitive Surgical,
Inc.                      Common    46120E602    2,743    21,600 SH         Sole                              NA    Sole
Inverness Medical
Innovations, Inc.         Common    46126P106    7,201   380,800 SH         Sole                              NA    Sole
Laboratory Corp. of
America Holdings          Common    50540R409    7,890   122,500 SH         Sole                              NA    Sole
Lexicon
Pharmaceuticals, Inc.     Common    528872104    1,084   774,191 SH         Sole                              NA    Sole
Life Technologies
Corporation               Common    53217V109    7,137   306,175 SH         Sole                              NA    Sole
Martek Biosciences
Corporation               Common    572901106   12,733   420,092 SH         Sole                              NA    Sole
Masimo Corporation        Common    574795100    4,757   159,480 SH         Sole                              NA    Sole
Medco Health
Solutions, Inc.           Common    58405U102    8,726   208,200 SH         Sole                              NA    Sole
Momenta
Pharmaceuticals, Inc.     Common    60877T100    2,062   177,766 SH         Sole                              NA    Sole
Mylan Inc.                Common    628530107    5,917   598,250 SH         Sole                              NA    Sole
Myriad Genetics, Inc.     Common    62855J104   10,370   156,500 SH         Sole                              NA    Sole
NitroMed, Inc.            Common    654798503      251   696,600 SH         Sole                              NA    Sole
OSI Pharmaceuticals,
Inc.                      Common    671040103    7,498   192,000 SH         Sole                              NA    Sole
Penwest
Pharmaceuticals Co.       Common    709754105    1,528   973,239 SH         Sole                              NA    Sole
PerkinElmer, Inc.         Common    714046109    2,952   212,200 SH         Sole                              NA    Sole
Perrigo Company           Common    714290103    6,788   210,088 SH         Sole                              NA    Sole
Pharmaceutical
Product Development,
Inc.                      Common    717124101    3,560   122,700 SH         Sole                              NA    Sole
Phase Forward, Inc.       Common    71721R406      707    56,500 SH         Sole                              NA    Sole
Stryker Corporation       Common    863667101    7,211   180,500 SH         Sole                              NA    Sole
Teva Pharmaceutical
Industries, Ltd.            ADR     881624209   22,701   533,264 SH         Sole                              NA    Sole
United Therapeutics
Corporation               Common    91307C102    7,712   123,300 SH         Sole                              NA    Sole
Vertex
Pharmaceuticals Inc.      Common    92532F100   11,666   384,000 SH         Sole                              NA    Sole
WellPoint, Inc.           Common    94973V107    4,188    99,400 SH         Sole                              NA    Sole
Xenoport, Inc.            Common    98411C100    6,272   250,060 SH         Sole                              NA    Sole
Zix Corp.                 Common    98974P100    1,529 1,285,000 SH         Sole                              NA    Sole

COLUMN TOTALS                                 $426,262